Common Stock (Details) - TEMPO AUTOMATION INC - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock, shares authorized	125,000,000	63,299,666	66,000,000
Ordinary shares, par value (per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares issued	10,085,354	10,037,305	9,773,097
Common stock, shares outstanding	10,085,354	10,037,305	9,773,097
Common stock, shares reserved for issuance	78,399,575	50,498,790	41,049,585
Conversion of convertible preferred stock
Class of Stock [Line Items]
Common stock, shares reserved for issuance	29,520,187	29,520,187	29,520,187
Shares reserved for exercise of warrants
Class of Stock [Line Items]
Common stock, shares reserved for issuance	21,868,138	3,419,304	305,891
Stock options
Class of Stock [Line Items]
Common stock, shares reserved for issuance	23,896,897	16,508,725	10,364,039
Shares available for future issuance under 2015 Plan
Class of Stock [Line Items]
Common stock, shares reserved for issuance	3,114,353	1,050,574	859,468